Schedule of Earnings Per Share (Detail) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Weighted-Average Shares of Common Stock Outstanding	49,471,157	49,604,249	49,090,750
Assumed Exercise of Outstanding Dilutive Options	1,146,807	1,350,556	1,574,491
Less Shares Repurchased from Proceeds of Assumed Exercised Options	(768,886)	(868,636)	(1,032,359)
Restricted Stock Units	221,751	286,074	306,283
Weighted-Average Common Stock and Dilutive Securities Outstanding	50,070,829	50,372,243	49,939,165